PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation	$ 14,136	$ 15,129
Amortization expense related to discontinued operations		$ 1,712
Leasehold Improvement And Furniture And Fixtures
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets	$ 253